Consolidated Balance Sheets	Dec. 31, 2024 USD ($)
Current Assets
Cash	$ 2
TOTAL ASSETS	2
Current liabilities
Accrued expenses	238
TOTAL LIABILITIES	238
Stockholders' Equity
Preferred Stock ($.0001 par value, 50 shares authorized, none issued and outstanding as of December 31, 2024)	0
Additional paid-in capital	1
Accumulated deficit	(238)
Total Stockholders' Equity	(236)
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	2
Class A [Member]
Stockholders' Equity
Common stock-Class A ($.0001 par value, 1000 shares authorized, 0 issued and outstanding as of December 31, 2024)	0
Class B [Member]
Stockholders' Equity
Common stock-Class A ($.0001 par value, 1000 shares authorized, 0 issued and outstanding as of December 31, 2024)	$ 1